Consolidated Balance Sheets (Parenthetical) - $ / shares	Dec. 31, 2025	Dec. 31, 2024	Jul. 31, 2024
Class A Ordinary Stock [Member]
Common stock, par value	$ 0.0001	$ 0.0001	$ 0.0001
Common stock, shares authorized	1,756,459,263	461,995,682	461,995,682
Common stock, shares issued	197,363,156	75,392,253
Common stock, shares outstanding	197,020,222	75,392,253
Class B Ordinary Stock [Member]
Common stock, par value	$ 0.0001	$ 0.0001
Common stock, shares authorized	243,540,737	38,004,318
Common stock, shares issued	83,434,625	38,004,318
Common stock, shares outstanding	83,434,625	38,004,318